UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Accumulated Losses	Translation Difference	Share-based payment and income tax deduction on share-based payments	Fair value movement on investment in equity instruments designated as at FVTOCI	Total Equity Attributable to Owners of the Parent	Total
Equity at beginning of period at Dec. 31, 2022	$ 6,640	$ 4,309,880	$ (2,109,791)	$ 129,280	$ 535,247	$ (57,557)	$ 2,813,699	$ 2,813,699
Loss for the period			(123,239)				(123,239)	(123,239)
Other comprehensive income / (loss)				762		(1,688)	(926)	(926)
Total comprehensive income / (loss) for the year			(123,239)	762		(1,688)	(124,165)	(124,165)
Income tax benefit from excess tax deductions related to share-based payments					1,396		1,396	1,396
Share-based payment					102,651		102,651	102,651
Exercise of stock options	58	65,016					65,074	65,074
Ordinary shares withheld for payment of employees' withholding tax liability		(604)					(604)	(604)
Equity at end of period at Jun. 30, 2023	6,698	4,374,291	(2,233,029)	130,042	639,294	(59,245)	2,858,051	2,858,051
Equity at beginning of period at Dec. 31, 2023	7,058	5,651,497	(2,404,844)	131,543	771,725	(59,472)	4,097,507	4,097,507
Loss for the period			(32,531)				(32,531)	(32,531)
Other comprehensive income / (loss)				(2,608)		(5,682)	(8,290)	(8,290)
Total comprehensive income / (loss) for the year			(32,531)	(2,608)		(5,682)	(40,821)	(40,821)
Income tax benefit from excess tax deductions related to share-based payments					7,013		7,013	7,013
Share-based payment					102,544		102,544	102,544
Exercise of stock options	60	97,736					97,796	97,796
Ordinary shares withheld for payment of employees' withholding tax liability		(1,792)					(1,792)	(1,792)
Equity at end of period at Jun. 30, 2024	$ 7,118	$ 5,747,441	$ (2,437,375)	$ 128,935	$ 881,282	$ (65,154)	$ 4,262,247	$ 4,262,247